Convertible bonds	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible bonds

10	Convertible bonds and notes

Convertible Bonds

On September 14, 2023, the parties entered into the Third Amendment Agreement for the purpose of, among others, reviewing and amending certain terms and conditions under the Amended and Restated Convertible Bond Instrument, and further the Company has been authorized by a resolution of its board of directors dated September 11, 2023 to create and issue a US$10,000,000 15% secured guaranteed convertible bonds (the “Convertible Bonds”) and to replace and terminate the Amended and Restated Convertible Bond Instrument (the “Second Amended and Restated Convertible Bond Instrument” or the “Convertible Bond Instrument”).

On August 30, 2024, the Lender has converted the convertible bond into the shares of Seamless. A total amount of principal plus accrued interest of US$17 million has been converted into equity of Seamless.

PIPE Financing

On August 30, 2024, the Company entered into a Convertible Note Purchase Agreement (“Note Purchase Agreement”) with the PIPE Investor (the “Noteholder”), pursuant to the terms of the agreement, the Company issued to the Noteholder the following: (i) 400,000 Currenc ordinary shares of as a commitment fee (“Commitment Shares”, (ii) a Convertible Promissory Note with principal amount of $1,944,444, and (iii) 136,110 Warrants to buy 136,110 Currenc ordinary shares with an exercise price of $11.50 per share. In exchange for the issuances of the Commitment Shares, the Convertible Promissory Note and Warrants, the Company received from the Noteholder proceeds of $1,750,000.

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

10	Convertible bonds and notes (Continued)

On issuance, the Convertible Promissory Note had a fair value of $1,750,000 and matures on the eighteen-month anniversary date of the issuance of such convertible promissory note (“Maturity Date”) and bears interest at a rate of 12% per annum. This interest is due in either cash or stock quarterly on each March 31, June 30, September 30, and December 31, of each year commencing August 31, 2024. In case of an event of default, the outstanding principal and any accrued but unpaid interest will become immediately repayable.

The Convertible Promissory Note is convertible by the Noteholder at any time prior to the Maturity Date at $10.00 per Ordinary Share (“Conversion Rate”). The Company also has the right to convert the Convertible Promissory Note at any time prior to the Maturity Date at 105% of the Conversion Rate. The Company has the right to prepay the Convertible Promissory Note in full at any time for 120% of total outstanding balance after providing at least thirty (30) Business Days advance written notice of such intent.

The fair value of the 400,000 Commitment Shares amounted to $2,512,000, which is expensed upon issuance as a cost of debt carried at fair value with an offsetting increase to equity.

As of September 30, 2024, the Convertible Promissory Note had a fair value of $1,750,000. See Note 2(l), Fair value measurement, for further details surrounding the fair value assumptions. The principal amount of $1,944,444 is still outstanding as of September 30, 2024, as no repayments were made during the period ended September 30, 2024.

The 136,110 Warrants expire at the earlier of five years from issuance and the liquidation of the Company, as defined in the Warrant Agreement. The warrant is treated as an equity instrument based on terms in the Warrant Agreement. The proceeds received for this transaction are allocated first to the Convertible Promissory Note and any residual proceeds are allocated to the Warrant. The Warrants were allocated a value of zero on issuance.

Seamless Group Inc [Member]
Convertible bonds

14 Convertible bonds

	December 31,
	2023	2022
	US$	US$

Convertible Bond A	-	-
Convertible Bond B	-	-
Convertible Bond C	-	-
Convertible Bond D	-	10,000,000
Convertible Bond E	10,000,000
Total principal	10,000,000	10,000,000
Less: unamortized debt discount	-	(807,860)
Net carrying amount	10,000,000	9,192,140
Less: maturing within one year	(10,000,000)	9,192,140
	-	-

Changes in total principal balance of convertible bond:

	Convertible Bond D	Convertible Bond E	Total
	US$	US$	US$
Total principal balance as of December 31, 2022 and January 1, 2023	10,000,000	-	10,000,000
Repayment during the year	-	-	-
Conversion to non-convertible loan	-	-	-
Convertible Bond replacement	(10,000,000)	10,000,000	-
Total principal balance as of December 31, 2023	-	10,000,000	10,000,000

No gain or loss was recorded when issuing Convertible Bond D, as there has been no modification to the terms as compared to the original Convertible Bonds.

Convertible Bond A, B and C

On September 14, 2018, the Company entered into a subscription agreement with a subscriber to issue an aggregate principal amount of US$30,000,000 of secured guaranteed convertible bonds (“Convertible Bond A”). The bond bore interest at a rate of 12% per annum and matured on September 14, 2021. Principal amount of US$7,500,000 was redeemed on January 30, 2019. The Convertible Bond A is secured by the personal guarantee of a director and his shares in the Company.

The bond holder could convert Convertible Bond A, fully or in part, into the Company’s shares, during the conversion period, defined as the period from the issue date to the maturity date or the date of a public listing of the Company’s shares (as defined in the subscription agreement), whichever is earlier. Convertible Bond A was convertible at an initial conversion price of US$12,870.50 per share as adjusted by certain conditions mentioned in the subscription agreement. The number of conversion shares to be issued was to be equal to the quotient obtained by dividing (i) the outstanding principal amount of the convertible bond in respect of which the bond holder has exercised its conversion right and unpaid accrued interest attributable to the principal amount (if the bond holder elected) by (ii) the above mentioned conversion price. The Convertible Bond B is secured by the personal guarantee of a director and his shares in the Company.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14	Convertible bonds (Continued)

Convertible Bond A, B and C (continued)

On September 14, 2021, the Company and the bond holder entered into an amended and restated convertible bonds instrument with principal amount of US$27,000,000 15% secured guaranteed convertible bonds to reflect the new terms and extend the maturity of Convertible Bond A (“Convertible Bond B”) to September 14, 2023. The principal amount of US$27,000,000 was derived from the remaining principal of US$22,500,000 from Convertible Bond A and accrued interest of US$4,500,000. Based on the restated terms, the bond holder shall have the right, at its option, to require the Company to redeem US$18,000,000 principal amount of Convertible Bond B at any time on or before December 14, 2021. By a redemption notice dated December 6, 2021, the bond holder applied to exercise the redemption right, on December 24, 2021. The Company then agreed to amend and supplement Convertible Bond B by entering into the supplemental deed signed on December 20, 2021. The supplemental deed stipulates that the US$18,000,000 redemption right will be exercisable in three stages: i) redeem at least US$7,000,000 on or before December 29, 2021; ii) redeem up to US$5,000,000 on or before January 31, 2022; iii) redeem remaining amount on or before June 24, 2022. The Company and the bond holder agreed to compensate the bond holder for this revised redemption schedule by the payment of increased interest of 24% per annum for the unpaid principal of the convertible bonds calculated from the original redemption date to the new redemption dates. On December 24, 2021, the Company redeemed US$7 million and issued an additional bond of US$1 million (“Convertible Bond C”), which will also mature on September 14, 2023. The Company has further redeemed US$ 1 million, US$ 1.5 million and US$ 1 million principal amounts of Convertible Bond B on January 31, February 8 and February 28 2022, respectively. On December 9, 2022, the Company and the bond holder entered into a loan agreement to convert US$7,500,000 principal amount of Convertible Bond B to a loan at 24% annual interest rate, maturing in 1 year.

Convertible Bond D

On December 9, 2022, the Company and the bond holder entered into a convertible bonds instrument with principal amount of US$10,000,000 (“Convertible Bond D”) to replace Convertible Bond B and Convertible Bond C, with no change in the terms.

Both Convertible Bond B and C were convertible at an initial conversion price of US$6.21335 per share as mentioned in the subscription agreement. The total number of shares converted will subject to the total outstanding amount as at conversion date.

Convertible Bond E

On September 14, 2023, the Company and the bond holder entered into a convertible bonds instrument with principal amount of US$10,000,000 (“Convertible Bond E”) to replace Convertible Bond D, with no change in the terms.

Convertible Bond B was considered as an issuance of new debt because the new terms were substantially different from Convertible Bond A. The loss on extinguishment of Convertible Bond A is US$119,155.

In accounting for the issuance of the convertible bonds, the Company determined that, as the embedded conversion feature is indexed to the Company’s stock, the conversion option is eligible for the scope exception of ASC 815-10-15-74(a), and does not have to be bifurcated from the debt host and accounted for as a derivative.

The Company determined that each of the above convertible bonds included a beneficial conversion feature (“BCF”). A BCF exists when the conversion price of a share is less than the fair value of a share on the date the convertible bond is issued. This is known as o the intrinsic value of the feature, and the difference between these two amounts is recorded as additional paid-in capital and as a debt discount in the balance sheets. The Company amortizes the discount to interest expense over the life of the underlying debt in the statements of operations and comprehensive loss. If the debt is retired early, the associated debt discount is then recognized immediately as interest expense in the statements of operations and comprehensive loss.

Total debt discount of US$2,134,031, US$6,634,030 and US$49,353 was recorded at initial recognition for Convertible Bond A, Convertible Bond B and Convertible Bond C, respectively. For the years ended December 31, 2022 and 2021, the amortization of the discount on convertible bonds was US$3,438,951 and US$2,814,474, respectively. No debt discount has been recorded for Bond E as Intrinsic value is determined to be zero on the date the convertible bond is issued.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS